Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
REVENUE
ASC 606 revenue	¥ 374,600	$ 51,320	¥ 520,665	¥ 450,119
ASC 842 revenue:
Operating lease income	¥ 6,719	$ 920	¥ 13,371	¥ 18,226
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Total Revenues	Total Revenues	Total Revenues	Total Revenues
Sales-type lease income	¥ 2,637	$ 362	¥ 3,366	¥ 3,326
Direct financing lease income				414
ASC 842 revenue	9,356	1,282	16,737	21,966
Total Revenues	383,956	52,602	537,402	472,085
Management and technical support
REVENUE
ASC 606 revenue	5,196	712	23,164	53,341
Medical solution
REVENUE
ASC 606 revenue	99,158	13,585	178,442	179,135
Medical service
REVENUE
ASC 606 revenue	188,101	25,769	218,595	131,936
Medicine income
REVENUE
ASC 606 revenue	82,145	11,254	100,464	85,707
ASC 842 revenue:
Total Revenues	¥ 82,145	$ 11,254	¥ 100,464	¥ 85,707